Document and Entity Information	12 Months Ended
Oct. 26, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2012
Registrant Name	JANUS INVESTMENT FUND
Central Index Key	0000277751
Amendment Flag	false
Document Creation Date	Dec. 07, 2012
Document Effective Date	Feb. 15, 2013
Prospectus Date	Oct. 26, 2012